Significant Accounting Policies (Details Narrative) (10-K)	9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Number	Dec. 31, 2015 USD ($)
Maturity of liquid investments			90 days
Property plant and equipment useful life, description			Shorter of estimated useful life or the term of the lease for leasehold improvements. Property and equipment is estimated to have no salvage value at its useful life-end.
Rent expense | $	$ 255,000	$ 258,000	$ 343,000	$ 214,000
Cash deposit per institution insured by FDIC | $			$ 250,000
Number of parishes - total			56
Diversification of policies percentage			33.00%
Percentage of policies for concentration			5.00%
Number of operating segments			1
Louisiana [Member]
Number of parishes - insured			62
Number of parishes - total			64
Texas [Member]
Number of parishes - insured			105
Number of parishes - total			254
Percentage of policies for concentration	5.00%
Saint Tammany Parish [Member]
Diversification of policies percentage			15.20%
Jefferson Parish [Member]
Diversification of policies percentage			14.20%
East Baton Rouge Parish [Member]
Diversification of policies percentage			7.70%
Orleans Parish [Member]
Diversification of policies percentage			5.60%
Livingston Parish [Member]
Diversification of policies percentage			5.60%
Tangipahoa Parish [Member]
Diversification of policies percentage			5.30%
Terrebonne Parish [Member]
Diversification of policies percentage			5.20%
Remaining Parish [Member]
Diversification of policies percentage			33.00%
Furniture [Member]
Property plant and equipment useful life			7 years
Vehicles [Member]
Property plant and equipment useful life			5 years
Computer Equipment [Member]
Property plant and equipment useful life	3 years		3 years